Financial instruments - Summary of Changes in Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	$ 32,278
Financial liabilities, at fair value	8,887	$ 32,278
Earn-Out Rights
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	28,778	155,402
Change in fair value measurement	(25,199)	(126,624)
Financial liabilities, at fair value	3,579	28,778
Class C-1 Shares | Ordinary shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	2,870	4,920
Change in fair value measurement	1,483	(2,050)
Class C-2 Shares converted to Class C-1 Shares	0
Financial liabilities, at fair value	4,353	2,870
Class C-2 Shares | Ordinary shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	630	1,080
Change in fair value measurement	325	(450)
Class C-2 Shares converted to Class C-1 Shares	0
Financial liabilities, at fair value	$ 955	$ 630